Summary of Maturity Profile of the Contractual Cash Flow (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 18,792,482	$ 14,807,865
Total loans payable	4,972,059	5,361,978
Total liabilities	42,000,413	40,715,360
Lease liability		45,373	$ 141,695
Contractual liablities [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	18,792,482	14,807,865	14,065,019
Total loans payable	4,972,059	5,361,978	3,464,450
Convertible debt	11,823,815	11,061,497	13,349,887
Total liabilities	35,588,356	31,306,940	31,134,245
Lease liability		75,600	236,491
RSU obligation			18,398
Contractual liablities [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	18,792,482	14,807,865	14,065,019
Total loans payable	4,972,059	5,361,978	3,464,450
Convertible debt	11,823,815	11,061,497	1,361,525
Total liabilities	35,588,356	31,256,540	18,968,311
Lease liability		25,200	58,919
RSU obligation			18,398
Contractual liablities [member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable
Convertible debt			11,988,362
Total liabilities		50,400	12,105,013
Lease liability		50,400	116,651
RSU obligation
Contractual liablities [member] | Later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Total loans payable
Convertible debt
Total liabilities			60,921
Lease liability			60,921
RSU obligation